Commitments (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Oct. 31, 2018	Apr. 30, 2019
Security deposit
Employment Agreement [Member]
Issuance of common stock	2,000,000
Issuance of common stock for equity compensation	60,000
Issuance of common stock for equity compensation, value	$ 8,400
Employment Agreement [Member] | Board of Director [Member]
Issuance of common stock for equity compensation	30,000
Issuance of common stock for equity compensation, value	$ 4,200
Stock Purchase Agreement [Member]
Issuance of common stock	1,428,571
Lease Agreement [Member]
Lease term	6 years	6 years
Annual rental payments	$ 34,659	$ 34,659
Percentage of real estate taxes increase from base rent	3.00%	3.00%
Security deposit	$ 5,727	$ 5,727
Lease expiration	Feb. 28, 2025	Feb. 28, 2025